068 P3 08/24

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SUPPLEMENT DATED AUGUST 6, 2024

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

EACH DATED OCTOBER 1, 2023 OF

K2 ALTERNATIVE STRATEGIES FUND (THE “FUND”)

I. The Fund’s prospectus is amended as follows:

All references and information pertaining to each of the following entities appearing in the section titled “Fund Details – Management” of the Fund’s prospectus are hereby removed:

• Chilton Investment Company, Inc.

• DLD Asset Management, LP

• Loomis Sayles & Company, L.P.

• One River Asset Management, LLC

• P. Schoenfeld Asset Management L.P.

• Portland Hill Asset Management Limited

• RV Capital Management Private Ltd

II. The Fund’s SAI is amended as follows:

All references and information pertaining to each of the following entities in the sections titled “Management and Other Services—Sub-Advisors” and “Appendix A” of the Fund’s SAI are hereby removed:

• Chilton Investment Company, Inc.

• DLD Asset Management, LP

• Loomis Sayles & Company, L.P.

• One River Asset Management, LLC

• P. Schoenfeld Asset Management L.P.

• Portland Hill Asset Management Limited

• RV Capital Management Private Ltd

Please retain this supplement for future reference.